Note R - Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years ended December 31,
	2012	2011

Stock Options	—	379,865

Potentially dilutive securities	—	379,865

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Three Months Ended March 31,
	2013	2012

Stock options	647,660	-
Warrants	-	-

Total	647,660	-
	Three Months Ended March 31,
	2013	2012

Stock options	3,025,000	4,588,560
Warrants	8,250,000	8,250,000

Total	11,275,000	12,838,560

	Years ended December 31,
	2012	2011

Stock options	3,262,272	3,087,140
Warrants	8,250,000	8,250,000

Total	11,512,272	11,337,140

Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
	Three Months ended March 31,
	2013	2012

Basic Numerator:

Net (loss) income	$(315,579)	$363,498

Basic Denominator:	81,465,289	78,155,413
Per Share Amount	$0.00	$0.00
	Three Months Ended March 31,
	2013	2012

Stock Options	-	759
	Three Months ended March 31,
	2013	2012

Dilutive Numerator:

Net (loss) income	$(315,579)	$363,498

Dilutive Denominator:	81,465,289	78,156,172
Per Share Amount	$0.00*	$0.00*